Financial results (Tables)	12 Months Ended
Dec. 31, 2022
Financial results
Schedule of financial results

	2022	2021	2020
Financial income
Interest on tuition fees paid in arrears	26,545	17,456	15,715
Financial investment yield	31,392	23,982	6,296
Foreign exchange gain	5,870	3,817	13,550
Other	759	265	997
Total	64,566	45,520	36,558

Financial expenses
Interest on payables from acquisition of subsidiaries	(40,069)	(40,405)	(34,980)
Interest on lease	(28,246)	(16,008)	(15,085)
Interest on loans and financing	(165,881)	(8,642)	(6,205)
Foreign exchange loss	(7,481)	(1,711)	(2,714)
Other	(22,760)	(8,113)	(5,434)
Total	(264,437)	(74,879)	(64,418)

Financial results	(199,871)	(29,359)	(27,860)